Investments - Summary of Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 336.3		$ 329.5	$ 287.3
Gain (loss) on investments	61.4		52.6	75.9
Investment expenses	(10.0)		(11.5)	(11.6)
Net investment income	326.3	[1]	318.0	275.7
Fixed income securities — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	214.2		161.5	115.7
Fixed income securities — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	65.9		88.2	98.9
Short-term investments — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	3.7		4.5	5.3
Short-term investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.3		0.1	0.3
Fixed term deposits (included in cash and cash equivalents)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	39.1		45.3	39.9
Catastrophe bonds — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.0		0.0	0.2
Privately-held investments — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	1.9		1.2	0.1
Privately-held investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	16.7		34.9	44.7
Equity Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.3		0.0	0.0
Other investments, at fair value
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gain (loss) on investments	$ 5.8		$ 6.2	$ (17.8)

[1]	Net investment income includes related party net investment income of $13.6 million (2024 — $15.2 million, 2023 — $19.6 million) and related party investment management fees of $6.4 million (2024 — $9.2 million, 2023 — $9.4 million).